Annual Fund Operating Expenses	Jul. 27, 2026
T. Rowe Price Institutional Floating Rate Fund - Institutional Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.57%
T. Rowe Price Institutional Floating Rate Fund-F Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.70%
T. Rowe Price Institutional High Yield Fund [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
T. Rowe Price Institutional Long Duration Credit Fund [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%